ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER
ACCOUNTS RECEIVABLE AND OTHER

US$ MILLIONS	2018	2017
Current:
Accounts receivable	$1,044	$738
Prepayments & other assets	127	100
Total current	$1,171	$838

Non-current:
Tax recovery receivables	$39	$52
Other assets	180	221
Total non-current	$219	$273